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                  PROSPECTUS SUPPLEMENT DATED DECEMBER 20, 2001


THE HARTFORD MUTUAL FUNDS                                CLASS A, B AND C SHARES

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   THIS SUPPLEMENT UPDATES THE HARTFORD MUTUAL FUNDS, INC. PROSPECTUS, DATED
  OCTOBER 1, 2001, AND IS IN ADDITION TO THE SUPPLEMENT DATED NOVEMBER 9, 2001.

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            CHANGES IN THE "HOW SALES CHARGES ARE CALCULATED" SECTION

         The introductory paragraph and the table following under the heading "How Sales Charges are Calculated" on page 66 are deleted and replaced with the following:

CLASS A sales charges and commissions paid to dealers for each fund, except the Bond Income Strategy Fund and High Yield Fund, which are shown in the second table, and the Money Market Fund, which does not charge a sales load, are listed below. The offering price includes the front end sales load.

                                                              DEALER
                                AS A % OF     AS A %      COMMISSION AS
                                OFFERING      OF NET      PERCENTAGE OF
       YOUR INVESTMENT            PRICE     INVESTMENT   OFFERING PRICE
       Less than $50,000          5.50%         5.82%         4.75%
       $ 50,000-- $ 99,999        4.50%         4.71%         4.00%
       $100,000-- $249,999        3.50%         3.63%         3.00%
       $250,000-- $499,999        2.50%         2.56%         2.00%
       $500,000-- $999,999        2.00%         2.04%         1.75%
       $1 million or more(1)         0%           0%             0%

CLASS A sales charges and commissions paid to dealers for the Bond Income Strategy Fund and High Yield Fund are as follows:

                                                             DEALER
                                AS A % OF     AS A %      COMMISSION AS
                                OFFERING      OF NET      PERCENTAGE OF
       YOUR INVESTMENT            PRICE     INVESTMENT   OFFERING PRICE
       Less than $50,000          4.50%         4.71%         3.75%
       $ 50,000-- $ 99,999        4.00%         4.17%         3.50%
       $100,000-- $249,999        3.50%         3.63%         3.00%
       $250,000-- $499,999        2.50%         2.56%         2.00%
       $500,000-- $999,999        2.00%         2.04%         1.75%
       $1 million or more(1)         0%           0%             0%